Stock Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding at the beginning of the year, Shares	13,378
Options granted, Shares	0
Options exercised, Shares	(13,378)	0	0
Forfeitures, Shares	0
Options outstanding at the end of the year, Shares	0	13,378
Options exercisable at the end of the year, Shares	0
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 4.93
Options granted, Weighted Average Exercise Price	0
Options exercised, Weighted Average Exercise Price	4.93
Forfeitures, Weighted Average Exercise Price	0
Options outstanding at the end of the year, Weighted Average Exercise Price	0	$ 4.93
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 0
Options outstanding at the beginning of the year	$ 3,972
Options outstanding at the end of the year		$ 3,972